Consolidated Statement of Operations - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Operating costs and expenses:
General and administrative	$ 51,450
Loss from operations	(51,450)
Other (expense) income:
Net Loss	$ (51,450)
Net loss per share - dilutive	$ (51,450.00)
Weighted average common stock outstanding, basic	1
Weighted average common stock outstanding, Diluted	1
Willow Lane Acquisition Corp [Member]
Operating costs and expenses:
General and administrative		$ 167,031	$ 2,017,653
Loss from operations		(167,031)	(2,017,653)
Other (expense) income:
Interest earned on cash in the bank account			35,703
Interest earned on Investments in Trust Account		283,921	5,420,400
Total other expenses, net		283,921	5,456,103
Net Loss		$ 116,890	$ 3,438,450
Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Other (expense) income:
Net loss per share - basic		$ 0.02	$ 0.20
Net loss per share - dilutive		$ 0.02	$ 0.20
Weighted average common stock outstanding, basic		3,424,586	12,650,000
Weighted average common stock outstanding, Diluted		3,424,586	12,650,000
Willow Lane Acquisition Corp [Member] | Common Class B [Member]
Other (expense) income:
Net loss per share - basic		$ 0.02	$ 0.20
Net loss per share - dilutive		$ 0.02	$ 0.20
Weighted average common stock outstanding, basic		3,877,057	4,628,674
Weighted average common stock outstanding, Diluted		3,877,057	4,628,674
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Revenue			$ 26,887,000	$ 7,935,000
Operating costs and expenses:
Cost of revenue (excluding depreciation and amortization)			3,891,000	1,930,000
Selling, general and administrative (excluding depreciation and amortization)			4,844,000	1,177,000
Unit-based compensation			13,425,000	568,000
Depreciation and amortization			10,536,000	2,534,000
Colocation lease cost			5,244,000	1,795,000
Total operating costs and expenses			37,940,000	8,004,000
Loss from operations			(11,053,000)	(69,000)
Other (expense) income:
(Loss) gain on sale of fixed assets			(195,000)	54,000
Interest expense			(2,013,000)	(206,000)
Loss in fair value of digital asset receivable			(70,000)
Loss in change in fair value of liability-classified warrants			(2,992,000)
Other income, net			49,000	9,000
Total other expenses, net			(5,221,000)	(143,000)
Net Loss			(16,274,000)	(212,000)
Net loss attributable to Class A unit holders - basic			(16,274,000)	(212,000.00)
Net loss attributable to Class A unit holders - dilutive			$ (16,274,000)	$ (212,000.00)
Net loss per share - basic			$ (1,914.59)	$ (24.94)
Net loss per share - dilutive			$ (1,914.59)	$ (24.94)
Weighted average common stock outstanding, basic			8,500	8,500
Weighted average common stock outstanding, Diluted			8,500	8,500